Cover Page	Nov. 26, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 26, 2019
Entity Registrant Name	Autodesk, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-14338
Entity Tax Identification Number	94-2819853
Entity Address, Address Line One	111 McInnis Parkway
Entity Address, City or Town	San Rafael,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94903
City Area Code	415
Local Phone Number	507-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ADSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000769397
Amendment Flag	false